USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 65.0%
MONEY MARKET FUNDS - 65.0%
20,116,870	First American Treasury Obligations Fund, Class X, 5.03% (Cost $20,116,870)(a)	$ 20,116,870

	TOTAL INVESTMENTS - 65.0% (Cost $20,116,870)	$ 20,116,870
	OTHER ASSETS IN EXCESS OF LIABILITIES- 35.0%	10,814,005
	NET ASSETS - 100.0%	$ 30,930,875

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.